Premises And Equipment (Year-End Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Premises And Equipment [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	3,827	3,827
Furniture, fixtures and equipment	2,655	2,610
Premises and equipment, gross	7,775	7,730
Less: accumulated depreciation	(4,166)	(3,955)
Premises and equipment, net	$ 3,609	$ 3,775